Related Party Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2025
Mr. Szu Hao Huang [Member]
Schedule of Related Party Transactions [Line Items]
Name of Related Party	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu [Member]
Schedule of Related Party Transactions [Line Items]
Name of Related Party	Director of the Company
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”) [Member]
Schedule of Related Party Transactions [Line Items]
Name of Related Party	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Name of Related Party	A company managed by Mr. Szu Hao Huang
Dalan Vincent Holdings Limited [Member]
Schedule of Related Party Transactions [Line Items]
Name of Related Party	A company managed by Mr. Szu Hao Huang